Statement of Cash Flows	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Cash flow from operating activities
Loss for the period	$ (3,281,764)	د.إ (12,050,632)	د.إ (11,567,148)	$ (6,071,463)	د.إ (22,294,417)	د.إ (11,888,180)	د.إ (11,315,444)
Adjustments for:
Depreciation of property and equipment	175,412	644,112	487,543	285,732	1,049,209	727,181	494,912
Disposal loss of property plant and equipment							1,381
Amortization of intangible assets	1,972	7,242	4,118	2,759	10,131		294
Depreciation of right-of-use asset	130,968	480,915	475,543	267,276	981,439	845,064	817,062
Provision for employees’ end-of-service benefits	26,187	96,160	102,293	96,901	355,819	189,040	81,706
Finance expense	116,959	429,473	357,443	328,571	1,206,514	62,969	181,757
Operating loss before working capital changes	(2,830,266)	(10,392,730)	(10,140,208)	(5,090,224)	(18,691,305)	(10,063,926)	(9,738,332)
Changes in working capital
(Increase)/decrease in Trade receivables	4,474	16,430		(12,868)	(47,250)
(Increase)/decrease in other receivables	(46,297)	(170,001)	(493,480)	(55,267)	(202,941)	6,308	843,895
Decrease/(increase) in advance payment to suppliers	746,781	2,742,181	(423,322)	(292,885)	(1,075,473)	(2,291,578)	(14,821)
Increase/(decrease) in trade and other payables	(596,163)	(2,189,109)	1,058,077	541,460	1,988,236	496,068	85,286
Increase/(decrease) in Contract liabilities			3,663,959	1,296,257	4,759,859	9,269,122
Employees’ end of service benefits paid	(15,996)	(58,738)	(14,395)	(42,680)	(156,720)	(50,948)	(99,261)
Net cash flows used in operating activities	(2,737,467)	(10,051,967)	(6,349,369)	(3,656,207)	(13,425,594)	(2,634,954)	(8,923,233)
Cash flows from investing activities
Acquisition of property and equipment	(986,209)	(3,621,358)	(1,706,951)	(465,387)	(1,708,901)	(389,930)	(3,348,914)
Acquisition of intangible assets	(11,123)	(40,844)	(47,716)	(12,995)	(47,716)
Disposal of property and equipment							22,093
Net cash flows used in investing activities	(997,332)	(3,662,202)	(1,754,667)	(478,382)	(1,756,617)	(389,930)	(3,326,821)
Cash flows from financing activities
Capital introduced during the year							10,363,887
Ordinary shares issued for cash						2,311
Proceeds from ordinary share issuance, net	13,817,848	50,739,139
Decrease in due to related parties	(6,253,050)	(22,961,201)	(56,642)	(432,536)	(1,588,271)	(32,967)	(884,063)
Increase in due to related parties	533,261	1,958,126	8,771,740	4,841,865	17,779,327	3,989,918	1,605,214
Increase in short-term borrowings			149,000	40,577	149,000
Decrease in short-term borrowings			(149,000)	(40,577)	(149,000)
Lease payments made during the period	(137,261)	(504,024)	(498,347)	(280,332)	(1,029,380)	(886,840)	(859,830)
Net cash flows generated from financing activities	7,960,798	29,232,040	8,216,751	4,128,997	15,161,676	3,072,422	10,225,208
Net increase in cash and cash equivalents	4,225,999	15,517,871	112,715	(5,592)	(20,535)	47,538	(2,024,846)
Cash and cash equivalents at the beginning of the period	13,028	47,837	68,372	18,620	68,372	20,834	2,045,680
Cash and cash equivalents at the end of the period	4,239,027	15,565,708	181,087	13,028	47,837	68,372	20,834
Cash paid in interest expense	$ 3,984	د.إ 14,631	د.إ 25,493	$ 12,658	د.إ 46,480	د.إ 62,969	د.إ 81,706